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1933 Act Rule 485(b)
1933 Act File No. 333-146827
1940 Act File No. 811-22135

April 30, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:           Academy Funds Trust
                 (File Nos. 333-146827; 811-22135)

Dear Sir or Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (the “Amendment”) of Academy Funds Trust (the “Trust”).

This Amendment is being filed to make certain non-material changes including responding to comments conveyed by the Trust’s examiner concerning the post-effective amendment filed pursuant to Rule 485(a)(1) under the 1933 Act on February 26, 2010.  In our judgment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.  The Amendment is proposed to go effective immediately upon filing.

If you have any questions or comments regarding this filing, please call me at (215) 564-8553 or, in my absence, Jonathan M. Kopcsik, Esq. at (215) 564-8099.

                                                                                                                                                                   Very truly yours,

                                                                                                                                                                    /s/ Nicolas Lombo
                                                                                                                                                                    Nicolas Lombo

cc:           Jonathan M. Kopcsik, Esq.